Corporate Social Responsibility (CSR) expenditure (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Expected expenses to be spent, corporate social responsibility	₨ 32,850
Expenses spent, corporate social responsibility	₨ 32,850	₨ 33,090